Stock-Based Compensation Plans and Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Black-Scholes Model Assumptions for Calculating Stock Option Fair Values

The fair values of the options granted in the years ended December 31, 2017, 2016 and 2015 were estimated as of the grant date using a Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
	2017	2016	2015
Expected life of the option	3.0 years	3.0 years	2.9 years
Expected volatility	34%	30%	22%
Risk-free interest rate	1.44%	.90%	.95%
Expected dividend rate	4.13%	6.97%	2.99%
Weighted average fair value of options granted	$2.69	$1.01	$2.22

Stock Option Activity

The following table summarizes Navient’s stock option activity in 2017.

(Dollars in millions, except per share data)	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2016	14,912,004	$12.45
Granted	1,308,167	15.48
Exercised(2)	(1,497,807)	9.57
Canceled	(538,638)	27.16
Outstanding at December 31, 2017(3)	14,183,726	12.48	1.9 yrs.	$37
Exercisable at December 31, 2017	9,653,511	$12.34	1.3 yrs.	$26

(1)

The aggregate intrinsic value represents the total intrinsic value (the aggregate difference between our closing stock price on December 31, 2017 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2017.

(2)	The total intrinsic value of Navient stock options exercised was $9 million, $13 million and $19 million for 2017, 2016 and 2015, respectively.
(3)	As of December 31, 2017, there was $1 million of unrecognized compensation cost related to stock options, which is expected to be recognized over a weighted average period of 1.8 years.

Restricted Stock Activity

The following table summarizes Navient’s restricted stock activity in 2017.

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2016	—	$—
Granted	59,124	15.39
Vested(1)	(50,727)	15.37
Canceled	(8,397)	15.48
Non-vested at December 31, 2017(2)	—	$—

(1)	The total fair value of Navient shares that vested was $1 million, $1 million and $1 million for 2017, 2016 and 2015, respectively.
(2)	As of December 31, 2017, there was no unrecognized compensation cost related to restricted stock.

Restricted Stock Unit and Performance Stock Unit Activity

The following table summarizes Navient’s RSU and PSU activity in 2017.

	Number of RSUs/PSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2016	4,372,376	$12.56
Granted	1,817,218	15.41
Vested and converted to common stock(1)	(1,724,568)	13.58
Canceled	(36,721)	12.95
Outstanding at December 31, 2017(2)	4,428,305	$13.33

(1)	The total fair value of Navient RSUs and PSUs that vested and converted to common stock was $23 million, $30 million and $29 million for 2017, 2016 and 2015, respectively.
(2)	As of December 31, 2017, there was $16 million of unrecognized compensation cost related to RSUs and PSUs, which is expected to be recognized over a weighted average period of 1.4 years.